OFF-BALANCE SHEET ITEMS - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 248,486,311	$ 158,059,072
Values to be Credited	211,125,685	149,684,474
Values for Collection	$ 1,280,262,325	$ 1,057,210,325